Related Party Transactions, Founder Shares (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 03, 2017	Jul. 11, 2016	Dec. 31, 2016	Dec. 31, 2017
Founder Shares [Abstract]
Proceeds from shares issued to founder			$ 25,000	$ 0
Bocimar Hunter NV [Member]
Founder Shares [Abstract]
Share price (in dollars per share)				$ 12.00
Bocimar Hunter NV [Member] | Bottom of Range [Member]
Founder Shares [Abstract]
Period after completion of the company's initial business combination				1 year
Number of trading days required for business combination				20 days
Number of trading days for commencing for business combination				30 days
Number of days subsequent to initial business combination				150 days
Bocimar Hunter NV [Member] | Class B Common Shares [Member]
Founder Shares [Abstract]
Number of shares issued to sponsor (in shares)		4,312,500
Proceeds from shares issued to founder		$ 25,000
Share price (in dollars per share)		$ 0.006
Percentage of shares owned by sponsors after public offering		20.00%
Number of shares forfeited and cancelled (in shares)	519,225
Outstanding number of shares (in shares)				3,793,275
Bocimar Hunter NV [Member] | Class B Common Shares [Member] | Top of Range [Member]
Founder Shares [Abstract]
Number of shares agreed to be forfeited (in shares)		562,500